NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) (USD $)	1 Months Ended
	Jan. 28, 2011	Dec. 31, 2013	Dec. 31, 2012
Stock issued for acquisition	4,789,035
Accumulated losses		$ 11,325,957	$ 8,679,129